Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of right-of-use assets and lease liabilities

	December 31, 2021		December 31, 2020
	Operating	Finance	Operating	Finance
Assets
Right-of-use assets, net(1)	$8,742	$208	$7,881	$—
Liabilities
Lease obligation — current portion(2)	$1,166	$36	$1,769	$54
Lease obligation — long-term portion(3)	9,260	159	7,265	—
Total lease obligations	$10,426	$195	$9,034	$54

Weighted average remaining lease terms (in years)	5.2	5.0	5.2	0.3
Weighted average discount rate	15%	4%	12%	12%
(1)	Finance right-of-use assets, net are included in “Other assets” on the consolidated balance sheets.
(2)	Finance lease obligation – current portion is included in “Accrued expenses and other current liabilities” on the consolidated balance sheets.
(3)	Finance lease obligation – long-term portion is included in “Other long-term liabilities” on the consolidated balance sheets.

Schedule of lease cost

	Year Ended December 31,
	2021	2020
Operating Lease Cost
Cost of revenues	$459	$353
Selling, general and administrative	1,922	864
Research and development	181	79
Total operating lease cost	$2,562	$1,296

Schedule of maturities - operating lease

	December 31, 2021
	Operating	Finance
2022	$2,621	$43
2023	2,848	43
2024	2,934	43
2025	3,022	43
2026	3,105	43
Thereafter	517	—
Total future minimum lease payments	15,047	215
Less: imputed interest	(4,621)	(20)
Total maturities	$10,426	$195

Schedule of maturities - finance lease

	December 31, 2021
	Operating	Finance
2022	$2,621	$43
2023	2,848	43
2024	2,934	43
2025	3,022	43
2026	3,105	43
Thereafter	517	—
Total future minimum lease payments	15,047	215
Less: imputed interest	(4,621)	(20)
Total maturities	$10,426	$195